UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 6, 2012



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $49,855 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2576    45810 SH       SOLE                    45810
ACCENTURE LTD                  COM              G1151C101     3498    65715 SH       SOLE                    65715
APPLE INC COM                  COM              037833100     5054    12478 SH       SOLE                    12478
BERKSHIRE HATHAWAY 'B'         COM              084670702     3415    44755 SH       SOLE                    44755
CHECK POINT                    COM              M22465104     3411    64920 SH       SOLE                    64920
DISCOVERY COMM.                COM              25470f302     1014    26905 SH       SOLE                    26905
FRANKLIN RES INC COM           COM              354613101     1434    14933 SH       SOLE                    14933
GENERAL DYNAMICS               COM              369550108     2055    30950 SH       SOLE                    30950
GILEAD SCIENCES                COM              375558103     1480    36155 SH       SOLE                    36155
GOOGLE                         COM              38259P508     3382     5236 SH       SOLE                     5236
GRAINGER WW                    COM              384802104     2058    10994 SH       SOLE                    10994
HARRIS CORP                    COM              413875105     2114    58665 SH       SOLE                    58665
HILL ROM HLDGS                 COM              431475102     1079    32025 SH       SOLE                    32025
INTREPID CAP                   COM              46119E209      207      428 SH       SOLE                      428
MCKESSON CORP                  COM              58155Q103     2530    32470 SH       SOLE                    32470
MICROSOFT                      COM              594918104     2890   111312 SH       SOLE                   111312
NIKE INC CLASS B               COM              654106103     2453    25450 SH       SOLE                    25450
PEPSICO INC.                   COM              713448108     2214    33365 SH       SOLE                    33365
QUALCOMM                       COM              747525103     2513    45940 SH       SOLE                    45940
VARIAN MED SYS                 COM              92220P105     1365    20335 SH       SOLE                    20335
VISA INC                       COM              92826C839     3113    30660 SH       SOLE                    30660